SHARE-BASED PAYMENTS (Textual) (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		3 Months Ended			12 Months Ended
	Oct. 24, 2017 CNY (¥)	Apr. 30, 2016 shares	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		50% of the options granted will generally vest in four or five equal installments over a service period (the "2016 Service Options") while the remaining 50% of the options will vest in two equal installments of 25% each if a fixed targeted return on the Company's ordinary shares is achieved (the "2016 Market Options").
Share-based compensation			$ 483	¥ 3,032	¥ 0	$ 14,648	¥ 95,307	¥ 0	¥ 0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $						$ 2,802
Share Incentive Plan 2016 [Member]
Share-based compensation | ¥	¥ 90,335						95,307
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | ¥							¥ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares						5,709,509	5,709,509
Share Incentive Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						5,000,000
Equity Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								7,000,000
2017 Modification Date [Member]
Share-based compensation						$ 358	¥ 2,329
Employee [Member] | Equity Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		5,985,000